Expense Example {- Fidelity ZERO Extended Market Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-06 - Fidelity ZERO Extended Market Index Fund - Fidelity ZERO Extended Market Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none